Segment Information - Summary of Company's Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenue	$ 73,150	$ 68,275
Cost of sales, excluding depletion	16,003	15,321
Depletion	29,028	29,580
Impairment of mineral, royalty and other interests	4,475	9,104
(Gain) on mineral interest disposal and other	(498)	(4,848)
Income (loss) before taxes	8,704	14,614
Cash flow from operating activities	46,582	44,773
Cash and cash equivalents	5,892	12,539	$ 21,434
Deferred income tax assets	9,038	13,581
Assets	588,887	660,915
Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	16,003	15,321
Depletion	29,028	29,580
Impairment of mineral, royalty and other interests	4,475	9,104
(Gain) on mineral interest disposal and other	(221)	(3,597)
Income (loss) before taxes	23,865	17,867
Cash flow from operating activities	56,461	54,322
Assets	506,881	551,721
Material Reconciling Items [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	(277)	(1,251)
Income (loss) before taxes	(15,161)	(3,253)
Cash flow from operating activities	(9,879)	(9,549)
Cash and cash equivalents	5,892	12,539
Investments	60,180	78,882
Deferred income tax assets	9,038	13,581
Other assets	6,896	4,192
Assets	82,006	109,194
Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	(11,253)	(11,300)
Cash flow from operating activities	(7,378)	(7,408)
Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	(2,630)	2,434
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	30	5,827
Cash flow from operating activities	0	0
Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	(1,585)	(1,465)
Cash flow from operating activities	(1,029)	(1,593)
Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	0	0
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	(277)	(1,251)
Income (loss) before taxes	277	1,251
Cash flow from operating activities	(1,472)	(548)
Bachelor Lake [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	525	1,124
Black Fox [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	9,708	11,350
Bracemac-McLeod [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	5,366	6,827
Chapada [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	58,926	63,026
Diavik [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	31,192	36,739
Hounde [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	41,549	0
Karma [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	16,983	21,034
Ming [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	10,904	11,300
Santa Elena [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	2,356	3,693
Yamana Silver Stream [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	68,164	70,556
Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	82,092	89,304
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	0	7,423
Aurizona Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	10,723	10,723
Hod Maden [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	133,042	183,271
Hugo North Extension and Heruga Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	35,351	35,351
Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	2,667	3,082
Depletion	402	4,074
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	(2,952)
Income (loss) before taxes	4,134	3,881
Cash flow from operating activities	4,756	5,030
Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	2,396	2,847
Depletion	1,443	2,520
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	1,835	1,326
Cash flow from operating activities	3,484	3,953
Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0
Depletion	4,478
Impairment of mineral, royalty and other interests	0
(Gain) on mineral interest disposal and other	0
Income (loss) before taxes	2,266
Cash flow from operating activities	5,393
Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,610	1,365
Depletion	3,941	3,437
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	2,490	2,061
Cash flow from operating activities	6,539	5,489
Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	396	356
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	544	440
Cash flow from operating activities	940	796
Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	4,652	3,485
Depletion	750	1,098
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	7,695	6,987
Cash flow from operating activities	8,908	7,548
Gold [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	43	26
Depletion	161	103
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	538	(186)
Income (loss) before taxes	(201)	384
Cash flow from operating activities	506	294
Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	1,327	1,816
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	1,910	2,258
Cash flow from operating activities	3,370	3,948
Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	3,941	4,078
Impairment of mineral, royalty and other interests	4,475	9,104
(Gain) on mineral interest disposal and other	(759)	(459)
Income (loss) before taxes	(2,597)	(5,259)
Cash flow from operating activities	4,734	9,745
Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	3,469	3,249
Depletion	4,100	3,765
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	4,039	3,987
Cash flow from operating activities	8,139	7,753
Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	0	0
Depletion	5,697	6,080
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	1,500	1,070
Cash flow from operating activities	7,047	6,781
Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Cost of sales, excluding depletion	1,166	1,267
Depletion	2,392	2,253
Impairment of mineral, royalty and other interests	0	0
(Gain) on mineral interest disposal and other	0	0
Income (loss) before taxes	250	732
Cash flow from operating activities	2,645	2,985
Sales [member]
Disclosure of operating segments [line items]
Total revenue	50,632	49,208
Sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	50,632	49,208
Sales [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	6,923	7,706
Sales [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	5,674	6,693
Sales [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0
Sales [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	8,041	6,863
Sales [member] | Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	940	796
Sales [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	13,097	11,570
Sales [member] | Gold [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	541	327
Sales [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	11,608	11,001
Sales [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Sales [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	3,808	4,252
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	22,518	19,067
Royalty revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	22,518	19,067
Royalty revenue [member] | Material Reconciling Items [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Administrative and Project Evaluation Expenses [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Foreign exchange gain loss [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Gain on revaluation of investments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Finance expense net [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Material Reconciling Items [member] | Other income statement line item [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Other Royalties [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	800	1,600
Royalty revenue [member] | Other Royalties [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	1,300	1,800
Royalty revenue [member] | Gold [member] | Bachelor Lake [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	280	379
Royalty revenue [member] | Gold [member] | Black Fox [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Hounde [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	6,744
Royalty revenue [member] | Gold [member] | Karma [member] | Operating segments [member] | BURKINA FASO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Ming [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Santa Elena [member] | Operating segments [member] | MEXICO
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Gold [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	4,300	6,500
Royalty revenue [member] | Gold [member] | All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Various [member] | Bracemac-McLeod [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	3,237	4,074
Royalty revenue [member] | Various [member] | Other Royalties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total revenue	5,060	7,464
Royalty revenue [member] | Copper [member] | Bracemac-McLeod [member]
Disclosure of operating segments [line items]
Total revenue	1,000	1,500
Royalty revenue [member] | Copper [member] | Chapada [member] | Operating segments [member] | BRAZIL
Disclosure of operating segments [line items]
Total revenue	0	0
Royalty revenue [member] | Diamonds [member] | Diavik [member] | Operating segments [member] | CANADA
Disclosure of operating segments [line items]
Total revenue	7,197	7,150
Royalty revenue [member] | Silver [member] | Yamana Silver Stream [member] | Operating segments [member] | ARGENTINA
Disclosure of operating segments [line items]
Total revenue	$ 0	$ 0